Prepaid Expenses (Tables)	9 Months Ended
Sep. 30, 2025
Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Prepaid Expenses

Prepaid expenses consisted of the following:

	September 30,	December 31,
	2025	2024
Operating lease prepaid	$2,225	$546
Prepaid service fee	1,013	-
Other	57	3
Total prepaid expenses, current	3,295	549
Infrastructure modifications	1,509	-
Total prepaid expenses, non-current	1,509	-
Total prepaid expenses	$4,804	$549